Virtus Newfleet Low Duration Income Fund
Virtus Newfleet Low Duration Income Fund
Investment Objective
The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.

Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 176 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 114 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Newfleet Low Duration Income Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet Low Duration Income Fund		Class A	Class C	Class I	Class R6
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.29%	0.27%	0.28%	0.21%	[1]
Total Annual Fund Operating Expenses		0.94%	1.67%	0.68%	0.61%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.19%)	(0.17%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	0.75%	1.50%	0.50%	0.43%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares, 0.50% for Class I Shares and 0.43% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Newfleet Low Duration Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	300	499	715	1,337
Class C	Sold	253	510	891	1,962
Class I	Sold	51	199	361	830
Class R6	Sold	44	177	322	745

Expense Example, No Redemption - Virtus Newfleet Low Duration Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	300	499	715	1,337
Class C	Held	153	510	891	1,962
Class I	Held	51	199	361	830
Class R6	Held	44	177	322	745

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. Duration represents the interest rate sensitivity of a fixed income fund. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

•    Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•    Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities;

•    Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•    Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•    High-yield/high-risk debt instruments (so-called "junk bonds"), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are:

>      Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>      Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>      Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>      Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>      Interest Rate Risk.  The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>      Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>      Redemption Risk.  The risk that redemption by one or more large shareholders or groups of shareholders of their holdings in the fund has an adverse impact on the remaining shareholders in the fund by causing the fund to take actions it would not otherwise take at a given time.

>      U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The Virtus Newfleet Low Duration Income Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Low Duration Income Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	5.42%	Worst Quarter:	Q2/2013:	-1.27%

Average Annual Total Returns (for the periods ended 12/31/18; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Newfleet Low Duration Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	0.76%	1.86%	3.97%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.35%)	0.88%	2.88%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.44%	0.98%	2.65%
Class A	Return Before Taxes	(1.76%)	1.14%	3.47%
Class C	Return Before Taxes	(0.24%)	0.83%	2.93%
Class R6	Return Before Taxes				0.11%	Dec. 18, 2018
Class R6 | BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index	BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)				0.84%	Dec. 18, 2018
Class R6 | Low Duration Income Linked Benchmark	Low Duration Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)				0.84%	Dec. 18, 2018
BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index	BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)	1.40%	1.37%	2.17%
Low Duration Income Linked Benchmark	Low Duration Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)	1.40%	1.79%	2.87%

The BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the US domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years. The index is calculated on a total return basis. Performance of the Low Duration Income Linked Benchmark prior to February 1, 2017 is that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and beginning February 1, 2017 it is that of the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.